Registration No. 333-194049

File No. 811-22943

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 3	☒

OPPENHEIMER EMERGING MARKETS INNOVATORS FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ____________, pursuant to paragraph (b)
☐	60 days after filing, pursuant to paragraph (a)(1)
☐	On _____________, pursuant to paragraph (a)(1)
☐	75 days after filing, pursuant to paragraph (a)(2)
☐	On ______________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of January, 2015.

Oppenheimer Emerging Markets Innovators Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	January 13, 2015
Brian F. Wruble	Board of Trustees

Arthur P. Steinmetz.*	President and	January 13, 2015
Arthur P. Steinmetz.	Principal Executive Officer

Brian W. Wixted*	Treasurer, Principal	January 13, 2015
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	January 13, 2015
David K. Downes

Matthew P. Fink*	Trustee	January 13, 2015
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	January 13, 2015
Edmund P. Giambastiani, Jr.

William F. Glavin, Jr.*	Trustee	December 23, 2014
William F. Glavin, Jr.

Elizabeth Krentzman.*	Trustee	January 13, 2015
Elizabeth Krentzman

Mary F. Miller*	Trustee	January 13, 2015
Mary F. Miller

Joel W. Motley*	Trustee	January 13, 2015
Joel W. Motley

Joanne Pace*	Trustee	January 13, 2015
Joanne Pace

Daniel Vandivort*	Trustee	January 13, 2015
Daniel Vandivort

Peter I. Wold*	Trustee	January 13, 2015
Peter I. Wold